Risk management policies (Tables)	12 Months Ended
Dec. 31, 2017
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Committed Facilities

At 31 December 2017, the Group has access to £7.7 billion of committed facilities with maturity dates spread over the years 2018 to 2046 as illustrated below:

	£m	2018 £m	2019 £m	2020 £m	2021 £m	2022+ £m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $500m (5.625% ’43)	369.7					369.7
US bond $300m (5.125% ’42)	221.8					221.8
Eurobonds €600m (1.625% ’30)	533.3					533.3
Eurobonds €750m (2.25% ’26)	666.7					666.7
US bond $750m (3.75% ’24)	554.6					554.6
Eurobonds €750m (3.0% ’23)	666.7					666.7
US bond $500m (3.625% ’22)	369.7					369.7
US bond $812m (4.75% ’21)	600.7				600.7
Bank revolver ($2,500m)	1,848.6				1,848.6
£ bonds £200m (6.375% ’20)	200.0			200.0
Eurobonds €250m (3m EURIBOR + 0.32% ’20)	222.2			222.2
Eurobonds €600m (0.75% ’19)	533.3		533.3
Bank revolver (A$520m)	300.4		300.4
Eurobonds €252m (0.43% ’18)	224.0	224.0
Total committed facilities available	7,711.7	224.0	833.7	422.2	2,449.3	3,782.5
Drawn down facilities	6,547.9	224.0	729.1	422.2	1,390.1	3,782.5
Undrawn committed credit facilities	1,163.8